Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

NOTE 21 – RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has granted loans to executive officers and directors and their affiliates amounting to $750,000 and $1,381,000 at December 31, 2012 and 2011, respectively. During the years ended December 31, 2012, 2011, and 2010, total principal additions were $252,000, $931,000, and $67,000, respectively. Total principal payments were $883,000, $317,000, and $444,000 for the years ended December 31, 2012, 2011, and 2010, respectively. Unfunded commitments to executive officers and directors and their affiliates totaled $390,000 and $131,000 at December 31, 2012 and 2011, respectively. None of the related party loans were classified as nonaccrual, past due, restructured or potential problem loans at December 31, 2012 or 2011.

Deposits from related parties held by the Company through IBERIABANK at December 31, 2012 and 2011 amounted to $6,155,000 and $5,070,000, respectively.